Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes

10. Income Taxes

On January 2, 2013, the look-through rule under subpart F of the U.S. Internal Revenue Code was retroactively reinstated to January 1, 2012. Consequently, in the first quarter of 2013, we reversed the tax expense we recorded for Subpart F in 2012 due to the expiration of the look-through rule, resulting in a $4.6 million deferred tax benefit. We also recorded a $5.5 million deferred tax expense under ASC 740-30 for the effect that retroactively reinstating the look-through rule had on our deferred tax liability for pre-acquisition unremitted earnings accumulated as of April 30, 2012.

TransUnion Holding

For the three months ended June 30, 2013, we reported a loss before income taxes and an effective tax benefit rate of 23.8%. This rate was lower than the 35% U.S. federal statutory rate due primarily to the impact of lower foreign tax rates on interim period tax expense. For the three months ended June 30, 2012, we also reported a loss and an effective tax benefit rate of 48.9%. This rate was higher than the statutory rate due primarily to the reversal of a valuation allowance on a net operating loss resulting from the acquisition of TransUnion Corp and the ability to use the loss carryforward against future taxable income.

For the six months ended June 30, 2013, we reported a loss before income taxes and an effective tax benefit rate of 19.3%. This rate was lower than the 35% U.S. federal statutory rate due primarily to the net impact on deferred tax of the look-through rule reinstatement as discussed above, an increase to deferred tax expense from the update of our state income tax rate and the effect of lower foreign tax rates on interim period tax expense. From the date of inception through June 30, 2012, we also reported a loss and an effective tax benefit rate of 16.9%. This rate was lower than the statutory rate due primarily to the application of ASC 740-30 to unremitted foreign earnings and the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction.

The total amount of unrecognized tax benefits as of June 30, 2013, and December 31, 2012, was $4.8 million and $4.9 million, respectively. These same amounts would affect the effective tax rate, if recognized. The accrued interest payable for taxes as of June 30, 2013, and December 31, 2012, was $0.6 million and $0.5 million, respectively. There was no significant liability for tax penalties as of June 30, 2013, or December 31, 2012. We are regularly audited by federal, state and foreign taxing authorities. Given the uncertainties inherent in the audit process, it is reasonably possible that certain audits could result in a significant increase or decrease in the total amounts of unrecognized tax benefits.

TransUnion Corp

For the three months ended June 30, 2013, the effective tax rate of 27.4% was lower than the 35% U.S. federal statutory rate due primarily to the favorable tax rate differential on foreign earnings. For the six months ended June 30, 2013, the effective tax rate of 32.9% was lower than the statutory rate due primarily to the favorable tax rate differential on foreign earnings partially offset by the increase in our deferred state income tax rate.

For TransUnion Corp Successor, the effective tax rate of 43.5% for the two months ended June 30, 2012, was higher than the 35% U.S. federal statutory rate due primarily to the application of ASC 740-30 to unremitted foreign earnings. For the one month ended April 30, 2012, TransUnion Corp Predecessor reported a loss before income taxes. The effective tax benefit rate for this period of 33.0% was slightly lower than the 35% statutory rate primarily due to the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction and limitations on our foreign tax credits.

For the four months ended April 30, 2012, TransUnion Corp Predecessor reported a loss from before income taxes. The effective tax benefit rate for this period of 18.0% was lower than the 35% statutory rate due primarily to the application of ASC 740-30 to our unremitted foreign earnings, the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction and limitations on our foreign tax credits.

The total amount of unrecognized tax benefits as of June 30, 2013, and December 31, 2012, was $4.7 million and $4.8 million, respectively. These same amounts would affect the effective tax rate, if recognized. The accrued interest payable for taxes as of June 30, 2013, and December 31, 2012, was $0.6 million and $0.5 million, respectively. There was no significant liability for tax penalties as of June 30, 2013 or December 31, 2012. We are regularly audited by federal, state and foreign taxing authorities. Given the uncertainties inherent in the audit process, it is reasonably possible that certain audits could result in a significant increase or decrease in the total amounts of unrecognized tax benefits.

14. Income Taxes

The provision (benefit) for income taxes on income (loss) from continuing operations consisted of the following:

	TransUnion Holding	TransUnion Corp
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Federal
Current	$0.1	$—	$1.0	$(3.0)	$9.7
Deferred	(3.0)	13.2	(16.1)	(1.3)	10.4
State
Current	(0.5)	0.4	0.1	1.6	(2.2)
Deferred	(0.3)	0.4	(1.5)	(1.4)	0.1
Foreign
Current	12.1	12.1	5.7	22.7	26.1
Deferred	(1.8)	(1.8)	(0.7)	(0.8)	2.2

Total provision (benefit) for income taxes	$6.6	$24.3	$(11.5)	$17.8	$46.3

The components of income (loss) from continuing operations before income taxes consisted of the following:

	TransUnion Holding	TransUnion Corp
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Domestic	$(33.3)	$36.2	$(79.5)	$0.2	$12.4
Foreign	36.0	36.0	15.6	66.9	70.6

Total income (loss) from continuing operations before income taxes	$2.7	$72.2	$(63.9)	$67.1	$83.0

The provision for income taxes on the loss of discontinued operations for the year ended December 31, 2011, was $0.1 million. The benefit for income taxes on the loss of discontinued operations for the year ended December 31, 2010, was $2.9 million.

The effective income tax rate reconciliation consisted of the following:

	TransUnion Holding		TransUnion Corp
(in millions)	Inception Through December 31, 2012		Successor Eight Months Ended December 31, 2012		Predecessor Four Months Ended April 30, 2012
Income taxes at 35% statutory rate	$0.9	35.0%	$25.3	35.0%	$(22.4)	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.9)	(35.0)%	0.7	1.0%	(1.4)	2.2%
Foreign rate differential	(4.0)	(148.1)%	(4.0)	(5.5)%	(1.2)	1.9%
Nondeductible change in control transaction expenses	1.8	66.7%	0.2	0.3%	2.7	(4.2)%
Application of ASC 740-30 to foreign earnings	4.3	159.2%	(1.9)	(2.7)%	8.1	(12.7)%
Impact of foreign dividends, including Subpart F, and foreign tax credits	5.0	185.2%	4.9	6.8%	2.0	(3.1)%
Other	(0.5)	(18.6)%	(0.9)	(1.2)%	0.7	(1.1)%

Total	$6.6	244.4%	$24.3	33.7%	$(11.5)	18.0%

	TransUnion Corp
(in millions)	Predecessor Twelve Months Ended December 31, 2011		Predecessor Twelve Months Ended December 31, 2010
Income taxes at 35% statutory rate	$23.5	35.0%	$29.0	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.4)	(0.6)%	(1.6)	(2.0)%
Foreign rate differential	(3.9)	(5.8)%	(0.2)	(0.2)%
Nondeductible change in control transaction expenses	(4.5)	(6.7)%	9.5	11.4%
Application of ASC 740-30 to foreign earnings	2.5	3.7%	1.6	1.9%
Impact of foreign dividends and foreign tax credits	2.0	3.0%	7.8	9.4%
Other	(1.4)	(2.1)%	0.2	0.3%

Total	$17.8	26.5%	$46.3	55.8%

Effective January 1, 2012, the look-through rule under subpart F of the U.S. Internal Revenue Code expired. The subpart F provisions require U.S. corporate shareholders to recognize current U.S. taxable income from passive income, such as dividends earned, at certain foreign subsidiaries regardless of whether that income is remitted to the U.S. The look-through rule had provided an exception to this recognition for subsidiary passive income attributable to an active business. Beginning in 2012, under ASC 740-30, we recorded tax expense for the income tax we would incur if our foreign earnings were distributed up our foreign chain of ownership, but not remitted to the U.S. In calculating the U.S. tax expense on unremitted foreign earnings, we offset the increase in tax with the benefit of related foreign tax credits. As part of the American Taxpayer Relief Act of 2012 enacted into law on January 2, 2013, the look-through rule was retroactively reinstated to January 1, 2012, and we expect to reverse the tax expense we recorded for Subpart F in 2012 during the first quarter of 2013.

The increase in tax deductible transaction costs and interest expense resulting from the 2012 Change in Control Transaction and the related increase in debt significantly reduced the amount of foreign tax credits available to offset our tax expense on both foreign dividends received and unremitted foreign earnings.

TransUnion Holding

The effective tax rate was 244.4% for the period of inception through December 31, 2012. This rate was higher than the 35% U.S. federal statutory rate primarily due to the lapse of the look-through rule and the reduction in available foreign tax credits, the unfavorable impact of ASC 740-30 and the tax non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction, partially offset by a favorable tax rate differential on the Company’s foreign earnings.

As a result of the 2012 Change in Control Transaction and increased debt service requirements resulting from the additional debt incurred by TransUnion Holding, we asserted under ASC 740-30 that all unremitted foreign earnings of TransUnion Corp accumulated as of April 30, 2012, were not indefinitely reinvested outside the U.S. Accordingly, we recorded a deferred tax liability for the full estimated U.S. tax cost, net of related foreign tax credits, associated with remitting these earnings back to the U.S.

TransUnion Corp

As a result of the 2012 Change in Control Transaction, TransUnion Corp has two taxable years in 2012, one for the Predecessor and one for the Successor. Effective April 30, 2012, TransUnion Corp and its U.S. subsidiaries will join in the filing of a consolidated U.S. federal tax return with TransUnion Holding. The tax expense and deferred tax accounts of TransUnion Corp Successor are calculated as if TransUnion Corp files a separate U.S. tax return, which excludes the operations of TransUnion Holding.

The effective tax rate was 33.7% for the eight months ended December 31, 2012. This rate was lower than the U.S. federal statutory rate of 35% primarily due to the favorable tax rate differential on foreign earnings and the favorable impact on the ASC 740-30 deferred tax liability due to a reduction in the Dominican Republic withholding tax, partially offset by the lapse of the look-through rule and the reduction in available foreign tax credits.

For the four months ended April 30, 2012, we reported a loss from continuing operations before income taxes. The effective tax benefit rate for this period of 18.0% was lower than the U.S. federal statutory rate of 35% primarily due to the application of ASC 740-30 to our unremitted foreign earnings, the non-deductibility of certain costs incurred in connection with the 2012 Change in Control Transaction and limitations on our foreign tax credits.

For 2011, the effective tax rate of 26.5% was lower than the U.S. federal statutory rate of 35% primarily due to the additional tax-deductible transaction costs resulting from our analysis of the fees incurred in the 2010 Change in Control Transaction and lower tax rates in foreign countries, primarily Canada and Puerto Rico, partially offset by the impact of foreign dividends and foreign tax credits.

For 2010, the effective tax rate of 55.8% was higher than the U.S. federal statutory rate of 35% primarily due to the nondeductible expenses related to the 2010 Change in Control Transaction and the limitation on our foreign tax credit.

Components of net deferred income tax consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Deferred income tax assets:
Deferred compensation	$4.4	$4.4	$3.9
Stock-based compensation	0.3	0.3	2.4
Employee benefits	6.3	6.3	5.7
Legal reserves and settlements	1.9	1.9	1.7
Hedge investments	2.2	2.2	—
Financing related costs	46.4	46.4	—
Loss and credit carryforwards	71.0	51.3	30.5
Other	6.3	2.8	2.8

Gross deferred income tax assets	$138.8	$115.6	$47.0
Valuation allowance	(27.2)	(27.2)	(16.9)

Total deferred income tax assets, net	$111.6	$88.4	$30.1

Deferred income tax liabilities:
Depreciation and amortization	$(662.1)	$(662.1)	$(52.4)
Investments in affiliated companies	(17.1)	(17.1)	—
Taxes on undistributed foreign earnings	(49.7)	(32.2)	(4.8)
Other	(3.9)	(3.9)	(4.1)

Total deferred income tax liability	$(732.8)	$(715.3)	$(61.3)

Net deferred income tax liability	$(621.2)	$(626.9)	$(31.2)

The temporary differences resulting from differing treatment of items for tax and accounting purposes result in deferred tax assets and liabilities. If deferred tax assets are not likely to be recovered in future years, a valuation allowance is recorded. During 2012, our valuation allowance increased $10.3 million. As of December 31, 2012 and 2011, a valuation allowance of $27.2 million and $16.9 million, respectively, was recorded against the deferred tax assets generated by capital loss, foreign loss and foreign tax credit carryforwards. Our capital loss carryforwards will expire over the next three years and our foreign loss and credit carryforwards will expire over the next ten years.

We have not provided for U.S. deferred income tax on $16.4 million of unremitted earnings from certain non-U.S. subsidiaries accumulated after April 30, 2012, since these earnings are intended to be permanently reinvested in operations outside of the United States. It is impractical at this time to determine the tax impact if these earnings were distributed.

The total amount of unrecognized tax benefits of TransUnion Holding as of December 31, 2012, was $4.9 million. The amount of unrecognized tax benefits of TransUnion Holding that would affect the effective tax rate, if recognized, was $4.9 million. The total amount of unrecognized tax benefits of TransUnion Corp as of December 31, 2012 and 2011, was $4.8 million and $3.2 million, respectively. The amount of unrecognized tax benefits of TransUnion Corp that would affect the effective tax rate, if recognized, was $4.8 million and $3.2 million as of December 31, 2012 and 2011, respectively.

Total amount of unrecognized tax benefits consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Balance as of beginning of period	$3.2	$3.2	$2.1
Additions for tax positions of prior years	0.2	0.2	0.4
Reductions for tax positions of prior years	—	—	—
Additions for tax positions of current year	1.7	1.6	2.2
Reductions relating to settlement and lapse of statute	(0.2)	(0.2)	(1.5)

Balance as of December 31	$4.9	$4.8	$3.2

Consistent with prior periods, we classify interest on unrecognized tax benefits as interest expense and tax penalties as other income or expense on the statement of income. We classify any interest or penalties related to unrecognized tax benefits as other liabilities on the balance sheet. Interest expense related to taxes was insignificant for the years ended December 31, 2012, and December 31, 2011. The accrued interest payable for taxes as of December 31, 2012 and 2011 was $0.5 million and $0.5 million, respectively. There was no significant expense recognized, or significant liability recorded, for tax penalties as of December 31, 2012 or 2011.

We are regularly audited by federal, state, local and foreign taxing authorities. Given the uncertainties inherent in the audit process, it is reasonably possible that certain audits could result in a significant increase or decrease in the total amount of unrecognized tax benefits. An estimate of the range of the increase or decrease in unrecognized tax benefits due to audit results cannot be made at this time. As of December 31, 2012, tax years 2008 and forward remained open for examination in some state and foreign jurisdictions, and tax years 2009 and forward remained open for the U.S. federal audit.